Stock Based Compensation (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Jan. 03, 2024	Jun. 05, 2023	Mar. 24, 2023	Dec. 17, 2019	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 23, 2023	Dec. 15, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense					$ 300,000	$ 100,000
Selling and administrative expense					3,627,000	2,531,000
Unrecognized compensation cost					$ 1,500,000
Future issuance					300,000
ESPP Plan, description			the board of directors approved an employee purchase plan (“ESPP Plan”) whereby qualifying employees can choose each year to have up to 5% of their annual base earnings withheld to purchase the Company’s common shares in the open market. The Company matches 100% of the employee’s contribution amount after thirty days of employment
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation, shares					962,734		1,472,147
Number of restricted units granted					700,000
Weighted average grant date fair value, granted					$ 1.31
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted units granted	700,000
2021 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share available for issuance			2,000,000						1,500,000	1,500,000
FG Group Holdings Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense							$ 1,600,000	$ 700,000
Number of options, granted							107,500
weighted average grant per share							$ 1.96
Unrecognized compensation, shares							169,500
Unrecognized compensation							$ 100,000
Weighted average period							1 year 10 months 24 days
Number of restricted units granted							541,039	120,829
Weighted average grant date fair value, granted							$ 1.95	$ 2.40
Restricted stock awards vested							$ 500,000	$ 600,000
Selling and administrative expense							12,802,000	9,911,000
Selling and administrative expense							15,018,000	$ 12,163,000
FG Group Holdings Inc [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation							$ 600,000
Weighted average period							1 year 9 months 18 days
FG Group Holdings Inc [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation, shares							451,039	206,934
Number of restricted units granted							541,039
Weighted average grant date fair value, granted							$ 1.95
FG Group Holdings Inc [Member] | 2017 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional number of shares authorized				1,975,000
Number of share available for issuance							1,826,372
Strong Global Entertainment Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share available for issuance							600,000
weighted average grant per share		$ 1.86					$ 3.11
Unrecognized compensation, shares					149,000,000		174,000,000
Weighted average period					4 years 2 months 12 days		4 years 4 months 24 days
Number of restricted units granted							369,000,000
Weighted average grant date fair value, granted							$ 3.77
Selling and administrative expense					$ 1,959,000	1,240,000	$ 7,757,000	$ 4,836,000
Selling and administrative expense					$ 2,477,000	1,774,000	$ 9,967,000	7,088,000
Shares available for issuance							500,000
Common stock granted							156,000
Stock option non vested					143,500		156,000
Unrecognized compensation cost					$ 200,000		$ 200,000
Strong Global Entertainment Inc [Member] | Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Selling and administrative expense					$ 100,000	$ 18,000	$ 1,010,000.00
Selling and administrative expense								$ 100,000
Strong Global Entertainment Inc [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period					1 year 9 months 18 days		2 years 1 month 6 days
Unrecognized compensation cost					$ 300,000		$ 400,000